Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Entity Registrant Name	TRUSTCO BANK CORP N Y
Entity Central Index Key	0000357301
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float		$ 358,782,038
Entity Common Stock, Shares Outstanding	93,548,542
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011

Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest and dividend income:
Interest and fees on loans	$ 129,212	$ 128,148	$ 125,199
Interest and dividends on securities available for sale:
Total interest and dividends on securities available for sale	22,943	24,167	19,115
Interest on trading securities:
Total interest on trading securities	0	0	428
Interest on held to maturity securities:
Total interest on held to maturity securities	7,491	8,899	14,430
Interest on federal funds sold and other short-term investments	1,102	909	2,188
Total interest income	160,748	162,123	161,360
Interest expense:
Interest on deposits	24,670	33,222	47,743
Interest on short-term borrowings	1,574	1,776	1,708
Total interest expense	26,244	34,998	49,451
Net interest income	134,504	127,125	111,909
Provision for loan losses	18,750	23,200	11,310
Net interest income after provision for loan losses	115,754	103,925	100,599
Noninterest income:
Trustco Financial Services income	5,088	4,993	5,070
Fees for services to customers	8,913	9,588	10,460
Net trading losses	0	0	(350)
Net gain on securities transactions	1,428	3,352	1,848
Other	952	1,018	2,236
Total noninterest income	16,381	18,951	19,264
Noninterest expense:
Salaries and employee benefits	28,751	27,065	26,951
Net occupancy expense	14,687	14,222	14,054
Equipment expense	5,652	5,638	5,094
Professional services	5,729	5,599	5,311
Outsourced services	5,100	5,458	5,639
Advertising expense	2,784	2,716	2,958
FDIC and other insurance expense	4,655	6,446	7,719
Other real estate expense, net	5,693	5,565	2,507
Other	6,699	6,255	6,348
Total noninterest expense	79,750	78,964	76,581
Income before income taxes	52,385	43,912	43,282
Income taxes	19,298	14,591	15,162
Net income	33,087	29,321	28,120
Earnings per share:
Basic (in dollars per share)	$ 0.389	$ 0.381	$ 0.368
Diluted (in dollars per share)	$ 0.389	$ 0.381	$ 0.368
U. S. Treasuries and agencies and government sponsored enterprises [Member]
Interest and dividends on securities available for sale:
Total interest and dividends on securities available for sale	12,998	12,455	7,825
Interest on trading securities:
Total interest on trading securities	0	0	405
Interest on held to maturity securities:
Total interest on held to maturity securities	261	487	6,468
State and Political Subdivisions [Member]
Interest and dividends on securities available for sale:
Total interest and dividends on securities available for sale	2,471	3,531	4,275
Interest on trading securities:
Total interest on trading securities	0	0	23
Mortgage-Backed Securities and Collateralized Mortgage Obligations-Residential [Member]
Interest and dividends on securities available for sale:
Total interest and dividends on securities available for sale	3,091	3,282	5,976
Interest on held to maturity securities:
Total interest on held to maturity securities	4,765	5,163	4,815
Corporate Bonds [Member]
Interest and dividends on securities available for sale:
Total interest and dividends on securities available for sale	4,059	4,488	694
Interest on held to maturity securities:
Total interest on held to maturity securities	2,465	3,249	3,147
Other [Member]
Interest and dividends on securities available for sale:
Total interest and dividends on securities available for sale	$ 324	$ 411	$ 345

Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 44,395	$ 44,067
Federal funds sold and other short term investments	488,548	400,183
Total cash and cash equivalents	532,943	444,250
Securities available for sale	917,722	891,601
Held to maturity securities ($224,440 and $200,206 fair value at December 31, 2011 and 2010, respectively)	216,288	191,712
Loans, net	2,521,303	2,355,265
Less: Allowance for loan losses	48,717	41,911
Net loans	2,472,586	2,313,354
Bank premises and equipment	37,006	36,632
Other assets	67,099	77,235
Total assets	4,243,644	3,954,784
Deposits:
Demand	267,776	251,091
Savings	978,819	774,366
Interest-bearing checking accounts	489,227	441,520
Money market deposit accounts	635,434	602,803
Certificates of deposit (in denominations of $100,000 or more)	460,971	456,837
Other time accounts	903,746	1,027,470
Total deposits	3,735,973	3,554,087
Short-term borrowings	147,563	124,615
Accrued expenses and other liabilities	21,592	20,642
Total liabilities	3,905,128	3,699,344
Commitments and contingent liabilities
SHAREHOLDERS' EQUITY:
Capital stock; $1 par value. 150,000,000 shares authorized, 98,912,423 and 83,166,423 shares issued at December 31, 2011 and 2010, respectively	98,912	83,166
Surplus	176,638	126,982
Undivided profits	119,465	108,780
Accumulated other comprehensive loss, net of tax	(2,493)	(4,119)
Treasury stock; 5,491,276 and 6,036,512 shares, at cost, at December 31, 2011 and 2010, respectively	(54,006)	(59,369)
Total shareholders' equity	338,516	255,440
Total liabilities and shareholders' equity	$ 4,243,644	$ 3,954,784

Consolidated Statements of Financial Condition (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Held to maturity securities, fair value	$ 224,440	$ 200,206
SHAREHOLDERS' EQUITY:
Capital stock, par value (in dollars per share)	$ 1	$ 1
Capital stock, shares authorized (in shares)	150,000,000	150,000,000
Capital stock, shares issued (in shares)	98,912,423	83,166,423
Treasury stock, shares (in shares)	5,491,276	6,036,512

Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Capital Stock [Member]	Surplus [Member]	Undivided Profits [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2008	$ 83,166	$ 130,142	$ 93,818	$ (1,441)		$ (69,661)	$ 236,024
Comprehensive income:
Net Income	0	0	28,120	0	28,120	0	28,120
Other comprehensive income (loss), net of tax:
Change in overfunded position in pension and post retirement benefit plans arising during the year, net of tax	0	0	0	0	2,280	0	0
Amortization of prior service cost on pension and post retirement plans, net of tax	0	0	0	0	(23)	0	0
Unrealized net holding gain (loss) on securities available-for-sale arising during the period, net of tax	0	0	0	0	(984)	0	0
Reclassification adjustment for net gain realized in net income during the year	0	0	0	0	(1,114)	0	0
Other comprehensive income (loss)	0	0	0	159	159	0	159
Comprehensive income					28,279
Cash dividend declared	0	0	(22,748)	0		0	(22,748)
Sale of treasury stock	0	(1,675)	0	0		5,584	3,909
Stock based compensation expense	0	214	0	0		0	214
Balance at Dec. 31, 2009	83,166	128,681	99,190	(1,282)		(64,077)	245,678
Comprehensive income:
Net Income	0	0	29,321	0	29,321	0	29,321
Other comprehensive income (loss), net of tax:
Change in overfunded position in pension and post retirement benefit plans arising during the year, net of tax	0	0	0	0	1,098	0	0
Amortization of prior service cost on pension and post retirement plans, net of tax	0	0	0	0	(130)	0	0
Unrealized net holding gain (loss) on securities available-for-sale arising during the period, net of tax	0	0	0	0	(1,785)	0	0
Reclassification adjustment for net gain realized in net income during the year	0	0	0	0	(2,020)	0	0
Other comprehensive income (loss)	0	0	0	(2,837)	(2,837)	0	(2,837)
Comprehensive income					26,484
Cash dividend declared	0	0	(19,731)	0		0	(19,731)
Sale of treasury stock	0	(1,875)	0	0		4,708	2,833
Stock based compensation expense	0	176	0	0		0	176
Balance at Dec. 31, 2010	83,166	126,982	108,780	(4,119)		(59,369)	255,440
Comprehensive income:
Net Income	0	0	33,087	0	33,087	0	33,087
Other comprehensive income (loss), net of tax:
Change in overfunded position in pension and post retirement benefit plans arising during the year, net of tax	0	0	0	0	(2,858)	0	0
Amortization of prior service cost on pension and post retirement plans, net of tax	0	0	0	0	(106)	0	0
Unrealized net holding gain (loss) on securities available-for-sale arising during the period, net of tax	0	0	0	0	5,451	0	0
Reclassification adjustment for net gain realized in net income during the year	0	0	0	0	(861)	0	0
Other comprehensive income (loss)	0	0	0	1,626	1,626	0	1,626
Comprehensive income					34,713
Cash dividend declared	0	0	(22,402)	0		0	(22,402)
Sale of treasury stock	0	(2,463)	0	0		5,363	2,900
Stock based compensation expense	0	287	0	0		0	287
Net proceeds from stock offering	15,640	51,938	0	0		0	67,578
Issuance of restricted stock	106	(106)	0	0		0	0
Balance at Dec. 31, 2011	$ 98,912	$ 176,638	$ 119,465	$ (2,493)		$ (54,006)	$ 338,516

Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Comprehensive income:
Change in overfunded position in pension and post retirement benefit plans arising during the year, pre-tax	$ (4,753)	$ 1,827	$ 3,792
Amortization of prior service cost on pension and post retirement plans, before tax	177	216	38
Unrealized net holding gain (loss) on securities available-for-sale arising during the period, before tax	9,062	(2,979)	(1,641)
Reclassification adjustment for net gain realized in net income during the year	$ 1,428	$ 3,352	$ 1,848
Cash dividend declared (in dollars per share)	$ 0.2625	$ 0.2563	$ 0.2975
Sale of treasury stock (in shares)	545,236	478,482	567,500
Net proceeds from stock offering (in shares)	15,640,000
Issuance of restricted stock (in shares)	106,000

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 33,087	$ 29,321	$ 28,120
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	4,836	4,731	4,502
Net loss on sale of other real estate owned	478	1,008	664
Writedown of other real estate owned	3,454	2,631	1,246
Provision for loan losses	18,750	23,200	11,310
Deferred tax (benefit) expense	(2,336)	581	2,154
Stock based compensation expense	287	176	214
Net (gain) loss on sale of bank premises and equipment	(4)	39	(48)
Net gain on sale of securities available for sale	(1,428)	(3,352)	(1,848)
Proceeds from sales and calls of trading securities	0	0	24,936
Proceeds from maturities of trading securities	0	0	91,040
Net trading losses	0	0	350
Decrease (increase) in taxes receivable	473	(12,336)	2,146
Decrease (increase) in interest receivable	(774)	1,020	1,838
Decrease in interest payable	(311)	(516)	(1,288)
Decrease (increase) in other assets	4,614	2,420	(24,533)
Increase (decrease) in accrued expenses and other liabilities	192	(444)	1,271
Total adjustments	28,231	19,158	113,954
Net cash provided by operating activities	61,318	48,479	142,074
Cash flows from investing activities:
Proceeds from sales and calls of securities available for sale	1,171,998	1,198,435	747,444
Purchases of securities available for sale	(1,209,300)	(1,301,963)	(891,298)
Proceeds from maturities of securities available for sale	20,243	19,312	651,151
Proceeds from calls and maturities of held to maturity securities	87,320	183,159	7,740
Purchases of held to maturity securities	(111,896)	0	(761,224)
Net increase in loans	(188,776)	(106,118)	(141,613)
Proceeds from dispositions of other real estate owned	9,013	11,474	4,499
Proceeds from dispositions of bank premises and equipment	7	0	175
Purchases of bank premises and equipment	(5,213)	(3,609)	(7,266)
Net cash (used in) provided by investing activities	(226,604)	690	(390,392)
Cash flows from financing activities:
Net increase in deposits	181,886	248,927	168,889
Net increase (decrease) in short-term borrowings	22,948	16,887	(1,864)
Proceeds from sales of treasury stock	2,900	2,833	3,909
Net proceeds from common stock offering	67,578	0	0
Dividends paid	(21,333)	(19,460)	(26,326)
Net cash provided by financing activities	253,979	249,187	144,608
Net increase (decrease) in cash and cash equivalents	88,693	298,356	(103,710)
Cash and cash equivalents at beginning of period	444,250	145,894	249,604
Cash and cash equivalents at end of period	532,943	444,250	145,894
Cash paid during the year for:
Interest paid	26,555	35,514	50,739
Income taxes paid	18,824	27,628	14,667
Non cash investing and financing activites:
Transfer of loans to real estate owned	10,794	13,509	13,547
Increase (decrease) in dividends payable	1,069	271	(3,578)
Change in unrealized gain (loss) on securities available for sale - gross of deferred taxes	7,634	(6,332)	(3,490)
Change in deferred tax effect on unrealized gain (loss) on securities available for sale, net of reclassification adjustment	(3,044)	2,527	1,392
Amortization of net actuarial loss and prior service credit on pension and post retirement plans, gross of deferred taxes	(177)	(216)	(38)
Change in deferred tax effect of amortization of net actuarial loss and prior service credit on pension and post retirement plans	71	86	15
Change in overfunded portion of pension and post retirement benefit plans (ASC 715) - gross	(4,753)	1,827	3,792
Deferred tax effect of change in overfunded portion of pension and post retirement benefit plans (ASC 715)	$ 1,895	$ (729)	$ (1,512)

Basis of Presentation	12 Months Ended
Dec. 31, 2011
Organization Consolidation And Presentation Of Financial Statements Disclosure And Significant Accounting Policies [Abstract]
Basis of Presentation
(1) Basis of Presentation

The accounting and financial reporting policies of TrustCo Bank Corp NY (the Company or TrustCo), ORE Subsidiary Corp., Trustco Bank (referred to as Trustco Bank or the Bank), and its wholly owned subsidiaries, Trustco Realty Corporation, Trustco Insurance Agency, Inc., ORE Property, Inc. and its subsidiaries ORE Property One, Inc. and ORE Property Two, Inc. conform to general practices within the banking industry and are in conformity with U.S. generally accepted accounting principles. A description of the more significant policies follows.

The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Consolidation

The consolidated financial statements of the Company include the accounts of the subsidiaries after elimination of all significant intercompany accounts and transactions.

Use of Estimates

To prepare financial statements in conformity with U.S. generally accepted accounting principals, management makes estimates and assumptions based on available information. These estimates and assumptions affect the amounts reported in the financial statements and the disclosures provided, and actual results could differ. The allowance for loan losses, other real estate owned and the fair value of financial instruments are particularly subject to change.

Trading securities

Trading securities are recorded at their fair value with the current period change in fair value recorded as net trading gains and losses on the Consolidated Statements of Income. Interest on trading account securities are recorded in the Consolidated Statements of Income based on the coupon of the underlying bond and the par value of the security.

Securities Available for Sale and Held to Maturity

Securities available for sale are carried at fair value with any unrealized appreciation or depreciation of value, net of tax, included as an element of accumulated other comprehensive income or loss in shareholders' equity. Management maintains an available for sale portfolio in order to provide maximum flexibility in balance sheet management. The designation of available for sale is made at the time of purchase based upon management's intent to hold the securities for an indefinite period of time. These securities, however, are available for sale in response to changes in market interest rates, related changes in liquidity needs, or changes in the availability of and yield on alternative investments. Unrealized losses on securities that reflect a decline in value which is other than temporary, if any, are charged to income. Nonmarketable equity securities (principally stock of the Federal Reserve Bank and the Federal Home Loan Bank, both of which are required holdings for the Company) are included in securities available for sale at cost since there is no readily available fair value.

The cost of debt securities available for sale is adjusted for amortization of premium and accretion of discount using the interest method. Premiums and discounts on securities are amortized on the interest method without anticipating prepayments, except for mortgage backed securities where prepayments are anticipated.

Gains and losses on the sale of securities available for sale are based on the amortized cost of the specific security sold at trade date.

Debt securities that management has the positive intent and ability to hold until maturity are classified as held to maturity and are carried at their remaining unpaid principal balance, net of unamortized premiums or unaccreted discounts. Premiums are amortized and discounts are accreted using the interest method over the estimated remaining term of the underlying security.

Other Than Temporary Impairment (“OTTI”)

A decline in the fair value of any available for sale or held to maturity security below cost that is deemed to be other than temporary is charged to earnings and/or accumulated other comprehensive income, resulting in the establishment of a new cost basis of the security. Management evaluates these types of securities for OTTI at least on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. Additional discussion of OTTI is included in Note 3 of the consolidated financial statements.

Loans

Loans are carried at the principal amount outstanding net of unearned income and unamortized loan fees and costs, which are recognized as adjustments to interest income over the applicable loan term. Interest income on loans is accrued based on the principal amount outstanding.

Commercial real estate loans and other commercial loans are made based primarily on the identified cash flow of the borrower and secondarily on the underlying collateral provided by the borrower.  Commercial real estate collateral is generally located within the Bank's geographic territories; while collateral for non-real estate secured commercial loans is typically accounts receivable, inventory, and/or equipment.  Repayment is primarily dependent upon the borrower's ability to service the debt based upon cash flows generated from the underlying business.  Secondary support involves liquidation of the pledged collateral and enforcement of a personal guarantee, if a guarantee is obtained.

Residential real estate loans, including first mortgages, home equity loans and home equity lines of credit, are collateralized by first or second liens on one-to-four family residences generally located within the Bank's market areas.  Proof of ownership title, including mortgage title insurance, and hazard insurance coverage are normally required.

The Company's other consumer loans are primarily made up of installment loans and personal lines of credit.  The installment loans represent a relatively small portion of the loan portfolio and are primarily used for personal expenses and are secured by automobiles, equipment and other forms of collateral, while personal lines of credit are unsecured.

Nonperforming loans include non-accrual loans, restructured loans, and loans which are three payments or more past due and still accruing interest. Generally, loans are placed in non-accrual status either due to the delinquent status of principal and/or interest payments, or a judgment by management that, although payments of principal and/or interest are current, such action is prudent based upon specific facts and circumstances surrounding the borrower. Typically, a loan is moved to non-accrual status after 90 days of non-payment in accordance with the Company's policy. Past due status is based on the contractual terms of the loan. All interest accrued but not received for loans placed on non-accrual status is reversed against interest income. Future payments received on nonperforming loans are recorded as interest income or principal reductions based upon management's ultimate expectation for collection. Loans may be removed from non-accrual status when they become current as to principal and interest and have demonstrated a sustained ability to make loan payments in accordance with the contractual terms of the loan. Loans may also be removed from non-accrual status when, in the opinion of management, the loan is expected to be fully collectable as to principal and interest. When, in the opinion of management, the collection of principal appears unlikely, the loan balance is evaluated in light of its sources of repayment, and a charge-off is recorded when appropriate.

Impaired loans have been defined as commercial and commercial real estate loans in non-accrual status and restructured loans. Income recognition for collateral dependent impaired loans is consistent with income recognition for non-accruing loans.

Loan origination fees, net of certain direct origination costs, are deferred and recognized using the level yield method without anticipating prepayments.

Allowance for Loan Losses

The allowance for loan losses is maintained at a level considered adequate by management to provide for probable incurred loan losses. The allowance is increased by provisions charged against income, while loan losses are charged against the allowance when management deems a loan balance to be uncollectible. Subsequent recoveries, if any, are credited to the allowance.

The Company performs an analysis of the adequacy of the allowance on at least a quarterly basis. Management estimates the allowance balance required using past loan loss experience, the nature and volume of the portfolio, information about specific borrower situations, current economic conditions, past due and charge-off trends and other factors. In addition, various regulatory agencies, as an integral part of their examination process, periodically review the Company's allowance for loan losses. Such agencies may require the Company to change the allowance based on their judgments of information available to them at the time of their examination. Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management's judgment, should be charged off. The allowance consists of specific and general components. The specific component relates to loans that are individually classified as impaired.

A loan is impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Loans for which the terms have been modified resulting in a concession, and for which the borrower is experiencing financial difficulties, are considered troubled debt restructurings (TDR's) and classified as impaired.

Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower's prior payment record, and the amount of the shortfall in relation to the principal and interest owed.

Commercial and commercial real estate loans in non-accrual status are defined as impaired loans and are individually evaluated for impairment. The Company also has a small portfolio of residential restructured loans that are defined as impaired. If a loan is impaired, a charge-off is taken so that the loan is reported at the present value of estimated future cash flows using the loan's existing rate or at the fair value of collateral, if repayment is expected solely from the collateral. Residential real estate loans and consumer loans are collectively evaluated for impairment.

TDR's are measured at the present value of estimated future cash flows using the loan's effective rate at inception. If a troubled debt restructuring is considered to be a collateral dependent loan, the loan is reported at the fair value of the collateral with any charge-off recognized at that time. For TDR's that subsequently default, the Company determines the amount of additional charge-off, if any, in accordance with the accounting policy for the allowance for loan losses with respect to impaired loans described previously.

The general component of the allowance covers non-impaired loans and is based on historical loss experience adjusted for current factors. The historical loss experience is determined by geography for each portfolio segment and is based on the actual net loss history experienced by the Company over the most recent four years. This actual loss experience is supplemented with other economic factors based on the risks present in each geography and portfolio segment. These economic factors include consideration of the following: changes in national, regional and local economic trends and conditions; effects of any changes in interest rates; changes in the volume and severity of net charge-offs, delinquencies, nonperforming loans; changes in the experience, ability, and depth of lending management and other relevant staff; effects of any changes in credit concentrations; effects of any changes in underwriting standards, lending policies, procedures, and practices; and changes in the nature, volume and terms of loans. The following portfolio segments have been identified: commercial loans, 1-to-4 family residential real estate loans, and installment loans.

The Company's allowance methodology also includes additional allocation percentages for residential and installment loans in non-accrual status and residential and installment loans three payments past due and still accruing interest, commercial loans classified by the internal loan review grading process, and residential loans with loan-to-value ratios in excess of 90% at the time of origination. The reserve percentages are determined based upon a review of recent charge-offs and take into consideration the type of loan, the fixed or variable nature of the loan, and the type and geography of the underlying collateral, if any.

Bank Premises and Equipment

Premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed on either the straight-line or accelerated methods over the remaining useful lives of the assets; generally 20 to 40 years for buildings, 3 to 7 years for furniture and equipment, and the shorter of the estimated life of the asset or the lease term for leasehold improvements.

Other Real Estate Owned

Other real estate owned are assets acquired through foreclosures on loans. At December 31, 2011 and 2010 there were $5.3 million and $7.4 million, respectively, of other real estate owned included in the category of Other Assets in the accompanying Consolidated Statements of Condition.

Each other real estate owned property is recorded on an individual basis at the lower of (1) fair value minus estimated costs to sell or (2) “cost” (which is the fair value at initial foreclosure). When a property is acquired, the excess of the loan balance over fair value is charged to the allowance for loan losses. Subsequent write downs and gains and losses on sale are included in noninterest expense. Operating costs after acquisition are expensed.

Income Taxes

Deferred taxes are recorded for the future tax consequences of events that have been recognized in the financial statements or tax returns based upon enacted tax laws and rates. Deferred tax assets are recognized subject to management's judgment that realization is more likely than not.

Dividend Restrictions

The Company's ability to pay dividends to its shareholders is dependent upon the ability of the Bank to pay dividends to the Company.  The payment of dividends by the Bank to the Company is subject to continued compliance with minimum regulatory capital requirements.  The Bank's primary regulator may disapprove a dividend if: the Bank would be undercapitalized following the distribution; the proposed capital distribution raises safety and soundness concerns; or the capital distribution would violate a prohibition contained in any statue, regulation or agreement. Currently the Bank meets the regulatory definition of a well capitalized institution.  Taking into consideration these restrictions and possible limitations, as of December 31, 2011 Trustco Bank has prior period undistributed earnings of $30.1 million which may be used for dividend payments.

Benefit Plans

The Company has a defined benefit pension plan covering substantially all of its employees. The benefits are based on years of service and the employee's compensation. This plan was frozen as of December 31, 2006.

The Company has a postretirement benefit plan that permits retirees under age 65 to participate in the Company's medical plan by which retirees pay all of their premiums. At age 65, the Company provides access to a Medicare Supplemental program for retirees.

The Company recognized in the Consolidated Statement of Condition the funded status of the pension plan and postretirement benefit plan with an offset, net of tax, recorded in accumulated other comprehensive income.

Stock Option and Restricted Stock Plans

The Company has stock option and restricted stock plans for employees and directors. The Company records compensation expense based on the fair value of the award measured at the date of grant. The expense is recognized over the shorter of each award's vesting period or the retirement date for any awards that vest immediately upon eligible retirement.

Earnings Per Share

Basic earnings per common share is net income divided by the weighted average number of common shares outstanding during the period.   All outstanding unvested share-based payment awards that contain rights to nonforfeitable dividends are considered participating securities for this calculation.  Diluted earnings per common share includes the dilutive effect of additional potential common shares issued under the stock option plans.

Reclassification of Prior Year Statements

It is the Company's policy to reclassify prior year consolidated financial statements to conform to the current year presentation.

Segment Reporting

The Company's operations are exclusively in the financial services industry and include the provision of traditional banking services. Management evaluates the performance of the Company based on only one business segment, that of community banking. The Company operates primarily in the geographical region of Upstate New York with branches also in Florida and the mid-Hudson valley region of New York. In the opinion of management, the Company does not have any other reportable segments as defined by “Accounting Standards Codification” (ASC) Topic 280, “Disclosure about Segments of an Enterprise and Related Information”.

Cash and Cash Equivalents

The Company classifies cash on hand, cash due from banks, Federal Funds sold, and other short-term investments as cash and cash equivalents for disclosure purposes.

Trust Assets

Assets under management by Trustco Financial Services are not included on the Company's consolidated financial statements because Trustco Financial Services holds these assets in a fiduciary capacity. Trust assets under management, including the TrustCo Dividend Reinvestment Plan, as of December 31, 2011 and 2010 were $784 million and $800 million, respectively.

Comprehensive Income

Comprehensive income represents the sum of net income and items of other comprehensive income or loss, which are reported directly in shareholders' equity, net of tax, such as the change in net unrealized gain or loss on securities available for sale and changes in the funded position of the pension and postretirement benefit plans. The Company has reported comprehensive income and its components in the Consolidated Statements of Changes in Shareholders' Equity. Accumulated other comprehensive income or loss, which is a component of shareholders' equity, represents the net unrealized gain or loss on securities available for sale, net of tax and the funded position in the Company's pension plan and postretirement benefit plans, net of tax.

Fair Value of Financial Instruments

Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in Note 13. Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items. Changes in assumptions or in market conditions could significantly affect these estimates.

Balances at Other Banks	12 Months Ended
Dec. 31, 2011
Balances at Other Banks [Abstract]
Balances at Other Banks
(2) Balances at Other Banks

The Company is required to maintain certain reserves of vault cash and/or deposits with the Federal Reserve Bank. The amount of this reserve requirement, included in cash and due from banks and federal funds sold and other short term investments, was approximately $67.1 million and $60.7 million at December 31, 2011 and 2010, respectively.

Investment Securities	12 Months Ended
Dec. 31, 2011
Investment Securities [Abstract]
Investment Securities
(3) Investment Securities

(a) Trading Securities

At December 31, 2011 and 2010, the Company had no trading securities. Included in the December 31, 2009 Consolidated Statement of Income are $350 thousand of net trading losses related to trading account assets.

(b) Securities available for sale

The amortized cost and fair value of the securities available for sale are as follows:

(dollars in thousands)	December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. government sponsored enterprises	$562,588	1,171	300	563,459
State and political subdivisions	42,812	1,156	-	43,968
Mortgage backed securities and collateralized mortgage obligations - residential	202,103	2,335	415	204,023
Corporate bonds	102,248	70	5,710	96,608
Other	650	-	-	650
Total debt securities	910,401	4,732	6,425	908,708
Equity securities	9,014	-	-	9,014
Total securities available for sale	$919,415	4,732	6,425	917,722

	December 31, 2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. government sponsored enterprises	$625,399	312	10,825	614,886
State and political subdivisions	79,038	1,184	458	79,764
Mortgage backed securities and collateralized mortgage obligations - residential	73,384	618	435	73,567
Corporate bonds	115,274	854	624	115,504
Other	650	-	-	650
Total debt securities	893,745	2,968	12,342	884,371
Equity securities	7,183	47	-	7,230
Total securities available for sale	$900,928	3,015	12,342	891,601

Federal Home Loan Bank stock and Federal Reserve Bank stock included in equity securities at December 31, 2011 and 2010, was $9.0 million and $6.9 million, respectively.

The following table distributes the debt securities included in the available for sale portfolio as of December 31, 2011, based on the securities' final maturity (mortgage-backed securities and collateralized mortgage obligations are stated using an estimated average life):

	Amortized Cost	Fair Value
Due in one year or less	$4,492	4,566
Due in one year through five years	653,260	650,809
Due after five years through ten years	231,319	231,166
Due after ten years	21,330	22,167
	$910,401	908,708

Actual maturities may differ from the above because of securities prepayments and the right of certain issuers to call or prepay their obligations without penalty.

Gross unrealized losses on securities available for sale and the related fair values aggregated by the length of time that individual securities have been in an unrealized loss position, were as follows:

(dollars in thousands)	December 31, 2011
	Less than 12 months		12 months or more		Total
	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss

U.S. government sponsored enterprises	$147,881	300	-	-	147,881	300

Mortgage backed securities and collateralized mortgage obligations - residential	107,369	369	781	46	108,150	415
Corporate bonds	72,077	4,487	19,467	1,223	91,544	5,710
Total	$327,327	5,156	20,248	1,269	347,575	6,425

	December 31, 2010
	Less than 12 months		12 months or more		Total
	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss

	$526,071	10,825	-	-	526,071	10,825
U.S. government sponsored enterprises State and political
subdivisions	19,939	458	-	-	19,939	458

Mortgage backed securities and collateralized mortgage obligations - residential	58,952	392	803	43	59,755	435
Corporate bonds	50,934	624	-	-	50,934	624
Total	$655,896	12,299	803	43	656,699	12,342

The proceeds from sales and calls of securities available for sale, gross realized gains and gross realized losses from sales and calls during 2011, 2010 and 2009 are as follows:

(dollars in thousands)	December 31,
	2011	2010	2009

Proceeds from sales	$47,349	261,374	133,883
Proceeds from calls	$1,124,649	937,061	613,561
Gross realized gains	1,472	3,769	2,136
Gross realized losses	44	417	288

Tax expense recognized on net gains on sales of securities available for sale were approximately $500 thousand, $1.2 million, and $650 thousand for the years ended December 31, 2011, 2010, 2009 respectively.

The amount of securities available for sale that have been pledged to secure short-term borrowings and for other purposes amounted to $253.5 million and $232.8 million at December 31, 2011 and 2010, respectively.

(c) Held to maturity securities

The amortized cost and fair value of the held to maturity securities are as follows:

(dollars in thousands)	December 31, 2011
	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Fair Value

U.S. government sponsored enterprises	$15,000	19	-	15,019

Mortgage backed securities and collateralized mortgage obligations - residential	141,857	7,727	46	149,538
Corporate bonds	59,431	834	382	59,883
Total held to maturity	$216,288	8,580	428	224,440

	December 31, 2010
	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Fair Value

Mortgage backed securities - residential	$122,654	6,092	-	128,746
Corporate bonds	69,058	2,402	-	71,460
Total held to maturity	$191,712	8,494	-	200,206

The following table distributes the debt securities included in the held to maturity portfolio as of December 31, 2011, based on the securities' final maturity (mortgage-backed securities and collateralized mortgage obligations are stated using an estimated average life):

(dollars in thousands)	Amortized Cost	Fair Value
Due in one year or less	$24,000	24,097
Due in one year through five years	167,374	175,792
Due in five years through ten years	24,914	24,551
	$216,288	224,440

Actual maturities may differ from the above because of securities prepayments and the right of certain issuers to call or prepay their obligations without penalty.

Gross unrecognized losses on held to maturity securities and the related fair values aggregated by the length of time that individual securities have been in an unrealized loss position, were as follows:

(dollars in thousands)	December 31, 2011
	Less than 12 months		12 months or more		Total
	Fair Value	Gross Unrec. Loss	Fair Value	Gross Unrec. Loss	Fair Value	Gross Unrec. Loss

Mortgage backed securities and collateralized mortgage obligations - residential	$19,328	46	-	-	19,328	46
Corporate bonds	9,532	382	-	-	9,532	382
Total	$28,860	428	-	-	28,860	428

As of December 31, 2010 there were no held to maturity securities in an unrealized loss position.  There were no sales or transfers of held to maturity securities during 2011 and 2010.

(d) Concentrations

The Company has the following balances of securities held in the available for sale and held to maturity portfolios as of December 31, 2011 that represent greater than 10% of shareholders equity:

	Amortized Cost	Fair Value
Federal Farm Credit Bank	$35,500	35,553
Federal Home Loan Mortgage Corporation	202,663	203,351
Government National Mortgage Association	169,161	178,362
Federal National Mortgage Association	481,200	481,643

(e) Other-Than-Temporary-Impairment

Management evaluates securities for other-than-temporary impairment (“OTTI”) at least on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. The investment securities portfolio is evaluated for OTTI by segregating the portfolio by type and applying the appropriate OTTI model. Investment securities classified as available for sale or held-to-maturity are generally evaluated for OTTI under FASB ASC 320 “Investments – Debt and Equity Securities.”

In determining OTTI under the FASB ASC 320 model, management considers many factors, including: (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, (3) whether the market decline was affected by macroeconomic conditions, and (4) whether the Company has the intent to sell the debt security or more likely than not will be required to sell the debt security before its anticipated recovery. The assessment of whether an other-than-temporary decline exists involves a high degree of subjectivity and judgment and is based on the information available to management at a point in time.

When OTTI occurs, the amount of the OTTI recognized in earnings depends on whether management intends to sell the security or it is more likely than not it will be required to sell the security before recovery of its amortized cost basis. If management intends to sell or it is more likely than not it will be required to sell the security before recovery of its amortized cost basis, the OTTI shall be recognized in earnings equal to the entire difference between the investment's amortized cost basis and its fair value at the balance sheet date. If management does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery of its amortized cost basis, the OTTI on debt securities shall be separated into the amount representing the credit loss and the amount related to all other factors. The amount of the total OTTI related to the credit loss is determined based on the present value of cash flows expected to be collected and is recognized in earnings. The amount of the total OTTI related to other factors is recognized in other comprehensive income, net of applicable taxes. The previous amortized cost basis less the OTTI recognized in earnings becomes the new amortized cost basis of the investment.

As of December 31, 2011, the Company's security portfolio consisted of 264 securities, 48 of which were in an unrealized loss position, and are discussed below.

Mortgage-backed Securities and collateralized mortgage obligations - Residential

At December 31, 2011, all of the mortgage-backed securities and collateralized mortgage obligations held by the Company were issued by U.S. government-sponsored entities and agencies, primarily Fannie Mae and Freddie Mac, institutions which the government has affirmed its commitment to support. Because the decline in fair value is attributable to changes in interest rates, and not credit quality, and because the Company does not have the intent to sell these securities and it is likely that it will not be required to sell the securities before their anticipated recovery, the Company does not consider these securities to be other-than-temporarily impaired at December 31, 2011.

Corporate bonds

In the case of corporate bonds, the Company exposure is primarily in bonds of firms in the financial sector.  Changing market perceptions of that sector and of some specific firms has had a negative impact on bond pricing and has caused some downgrades, however all of the corporate bonds owned continue to be rated investment grade, all are current as to the payment of interest and the Company expects to collect the full amount of the principal balance at maturity.  The Company actively monitors the firms and the bonds.  The Company has concluded that the decline in fair value is not attributable to credit quality and because the Company does not have the intent to sell these securities and it is likely that it will not be required to sell the securities before their anticipated recovery, the Company does not consider these securities to be other-than-temporarily impaired at December 31, 2011.

Other Securities

At December 31, 2011, the Company has unrealized losses on U.S. government-sponsored enterprises, and state and political subdivisions. Because the decline in fair value is attributable to changes in interest rates, and not credit quality, and because the Company does not have the intent to sell these securities and it is likely that it will not be required to sell the securities before their anticipated recovery, the Company does not consider these securities to be other-than-temporarily impaired at December 31, 2011.

As a result of the above analysis, for the year ended December 31, 2011, the Company did not recognize any other-than-temporary impairment losses for credit or any other reason.

Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2011
Loans and Allowance for Loan Losses [Abstract]
Loans and Allowance for Loan Losses
(4) Loans and Allowance for Loan Losses

The following tables present the recorded investment in loans by loan class:

	December 31, 2011
(dollars in thousands)	New York and
	other states*	Florida	Total
Commercial:
Commercial real estate	$189,101	25,226	214,327
Other	33,734	102	33,836
Real estate mortgage - 1 to 4 family:
First mortgages	1,731,127	177,518	1,908,645
Home equity loans	46,082	1,224	47,306
Home equity lines of credit	285,762	27,276	313,038
Installment	4,078	73	4,151
Total loans, net	$2,289,884	231,419	2,521,303
Less: Allowance for loan losses			48,717
Net loans			$2,472,586

	December 31, 2010
(dollars in thousands)	New York and other states*	Florida	Total
Commercial:
Commercial real estate	$196,803	28,644	225,447
Other	32,542	264	32,806
Real estate mortgage - 1 to 4 family:
First mortgages	1,611,645	139,932	1,751,577
Home equity loans	48,505	960	49,465
Home equity lines of credit	268,509	22,778	291,287
Installment	4,284	399	4,683
Total loans, net	$2,162,288	192,977	2,355,265
Less: Allowance for loan losses			41,911
Net loans			$2,313,354

* Includes New York, New Jersey, Vermont, and Massachusetts.

At December 31, 2011 and 2010, the Company had approximately $32.5 million and $14.6 million of real estate construction loans. Of the $32.5 million in real estate construction loans at December 31, 2011, approximately $11.6 million are secured by first mortgages to residential borrowers while approximately $20.9 million were to commercial borrowers for residential construction projects. The vast majority of the construction loans are secured by residential real estate in the New York market area.

  At December 31, 2011 and 2010, loans to executive officers, directors, and to associates of such persons aggregated $9.4 million and $6.8 million, respectively. During 2011, approximately $3.6 million of new loans were made and repayments of loans totalled approximately $1.1 million. All loans are current according to their terms.

TrustCo lends in the geographic territory of its branch locations in New York, Florida, Massachusetts, New Jersey and Vermont.  Although the loan portfolio is diversified, a portion of its debtors' ability to repay depends significantly on the economic conditions prevailing in the respective geographic territory.

The following tables present the recorded investment in non-accrual loans by loan class:

	December 31, 2011
(dollars in thousands)	New York and other states*	Florida	Total
Loans in nonaccrual status:
Commercial:
Commercial real estate	$4,968	5,000	9,968
Other	13	-	13
Real estate mortgage - 1 to 4 family:
First mortgages	24,392	9,862	34,254
Home equity loans	968	57	1,025
Home equity lines of credit	2,460	743	3,203
Installment	3	-	3
Total non-accrual loans	32,804	15,662	48,466
Restructured real estate mortgages - 1 to 4 family	312	-	312
Total nonperforming loans	$33,116	15,662	48,778

	December 31, 2010
(dollars in thousands)	New York and other states*	Florida	Total
Loans in nonaccrual status:
Commercial:
Commercial real estate	$5,617	8,281	13,898
Other	126	-	126
Real estate mortgage - 1 to 4 family:
First mortgages	18,067	12,888	30,955
Home equity loans	860	73	933
Home equity lines of credit	2,109	436	2,545
Installment	20	1	21
Total non-accrual loans	26,799	21,679	48,478
Restructured real estate mortgages - 1 to 4 family	336	-	336
Total nonperforming loans	$27,135	21,679	48,814

As of December 31, 2011 and 2010, the Company's loan portfolio did not include any subprime mortgages or loans acquired with deteriorated credit quality.

The following tables present the aging of the recorded investment in past due loans by loan class and by region as of December 31, 2011 and 2010:

New york and othet states
	December 31, 2011
(dollars in thousands)	30-59 Days	60-89 Days	90+ Days	Total 30+ days		Total
	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$400	-	3,157	3,557	185,544	189,101
Other	-	-	-	-	33,734	33,734
Real estate mortgage - 1 to 4 family:
First mortgages	7,850	2,313	20,294	30,457	1,700,670	1,731,127
Home equity loans	186	32	852	1,070	45,012	46,082
Home equity lines of credit	871	473	2,371	3,715	282,047	285,762
Installment	29	4	2	35	4,043	4,078

Total	$9,336	2,822	26,676	38,834	2,251,050	2,289,884

Florida:

(dollars in thousands)	30-59 Days	60-89 Days	90 + Days	Total 30+ days		Total
	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$1,042	-	5,000	6,042	19,184	25,226
Other	-	-	-	-	102	102
Real estate mortgage - 1 to 4 family:
First mortgages	813	1,502	8,973	11,288	166,230	177,518
Home equity loans	68	-	65	133	1,091	1,224
Home equity lines of credit	100	91	684	875	26,401	27,276
Installment	1	-	-	1	72	73

Total	$2,024	1,593	14,722	18,339	213,080	231,419

Total:

(dollars in thousands)	30-59 Days	60-89 Days	90 + Days	Total 30+ days		Total
	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$1,442	-	8,157	9,599	204,728	214,327
Other	-	-	-	-	33,836	33,836
Real estate mortgage - 1 to 4 family:
First mortgages	8,663	3,815	29,267	41,745	1,866,900	1,908,645
Home equity loans	254	32	917	1,203	46,103	47,306
Home equity lines of credit	971	564	3,055	4,590	308,448	313,038
Installment	30	4	2	36	4,115	4,151

Total	$11,360	4,415	41,398	57,173	2,464,130	2,521,303

New York and other states:
	December 31, 2010
(dollars in thousands)	30-59 Days	60-89 Days	90 + Days	Total 30+ days		Total
	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$-	-	3,870	3,870	192,933	196,803
Other	-	13	126	139	32,403	32,542
Real estate mortgage - 1 to 4 family:
First mortgages	11,129	4,275	15,615	31,019	1,580,626	1,611,645
Home equity loans	228	63	690	981	47,524	48,505
Home equity lines of credit	1,324	19	1,338	2,681	265,828	268,509
Installment	46	4	20	70	4,214	4,284

Total	$12,727	4,374	21,659	38,760	2,123,528	2,162,288

Florida:

(dollars in thousands)	30-59 Days	60-89 Days	90 + Days	Total 30+ days		Total
	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$-	-	2,281	2,281	26,363	28,644
Other	-	-	-	-	264	264
Real estate mortgage - 1 to 4 family:
First mortgages	5,219	553	12,427	18,199	121,733	139,932
Home equity loans	26	-	73	99	861	960
Home equity lines of credit	422	10	410	842	21,936	22,778
Installment	-	-	1	1	398	399

Total	$5,667	563	15,192	21,422	171,555	192,977

Total:

(dollars in thousands)	30-59 Days	60-89 Days	90 + Days	Total 30+ days		Total
	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$-	-	6,151	6,151	219,296	225,447
Other	-	13	126	139	32,667	32,806
Real estate mortgage - 1 to 4 family:
First mortgages	16,348	4,828	28,042	49,218	1,702,359	1,751,577
Home equity loans	254	63	763	1,080	48,385	49,465
Home equity lines of credit	1,746	29	1,748	3,523	287,764	291,287
Installment	46	4	21	71	4,612	4,683

Total	$18,394	4,937	36,851	60,182	2,295,083	2,355,265

At December 31, 2011 and 2010, there were no loans that are 90 days past due and still accruing interest. As a result, non-accrual loans includes all loans 90 days past due and greater as well as $7.7 million and $11.6 million of certain loans less than 90 days past due that were placed in non-accruing status for reasons other than delinquent status as of December 31, 2011 and 2010, respectively.

Interest on nonaccrual and restructured loans was not material in 2011, 2010, and 2009. There are no commitments to extend further credit on nonaccrual or restructured loans.

Transactions in the allowance for loan losses are summarized as follows:

(dollars in thousands)	For the year ended December 31, 2011	For the year ended December 31, 2010	For the year ended December 31, 2009
Balance at beginning of period	$41,911	37,591	36,149
Loans charged off:
Commercial-New York and other states*	171	141	-
Commercial-Florida	1,000	4,940	1,850
Real estate mortgage - 1 to 4 family - New York and other states*	4,315	3,754	1,396
Real estate mortgage - 1 to 4 family - Florida	6,990	10,878	7,601
Installment-New York and other states*	80	150	155
Installment-Florida	2	5	11
Total loan chargeoffs	12,558	19,868	11,013

Recoveries of loans previously charged off:
Commercial-New York and other states*	55	34	259
Commercial-Florida	4	69	-
Real estate mortgage - 1 to 4 family - New York and other states*	477	700	831
Real estate mortgage - 1 to 4 family - Florida	34	89	-
Installment-New York and other states*	43	95	55
Installment-Florida	1	1	-
Total recoveries	614	988	1,145
Net loans charged off	11,944	18,880	9,868
Provision for loan losses	18,750	23,200	11,310
Balance at end of period	$48,717	41,911	37,591

The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2011 and 2010:

	December 31, 2011
	Commercial Loans	1-to-4 Family Residential Real Estate	Installment Loans	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	-	-	-
Collectively evaluated for impairment	4,140	44,479	98	48,717

Total ending allowance balance	$4,140	44,479	98	48,717

Loans:
Individually evaluated for impairment	$9,981	3,686	-	13,667
Collectively evaluated for impairment	238,182	2,265,303	4,151	2,507,636

Total ending loans balance	$248,163	2,268,989	4,151	2,521,303

	December 31, 2010
	Commercial Loans	1-to-4 Family Residential Real Estate	Installment Loans	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	-	-	-
Collectively evaluated for impairment	4,227	37,448	236	41,911

Total ending allowance balance	$4,227	37,448	236	41,911

Loans:
Individually evaluated for impairment	$14,024	336	-	14,360
Collectively evaluated for impairment	244,229	2,091,993	4,683	2,340,905

Total ending loans balance	$258,253	2,092,329	4,683	2,355,265

The Company did not acquire any loans with deteriorated credit quality in 2011 and 2010.

The following tables present impaired loans by loan class as of December 31, 2011 and 2010:

New York and other states:
	December 31, 2011
(dollars in thousands)		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

Commercial:
Commercial real estate	$4,968	5,684	-	5,198	-
Other	13	32	-	56	-
Real estate mortgage - 1 to 4 family:
First mortgages	2,874	3,299	-	1,664	30
Home equity loans	151	199		69	3
Home equity lines of credit	-	75		-	2

Total	$8,006	9,289	-	6,987	35

Florida:

(dollars in thousands)		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

Commercial:
Commercial real estate	$5,000	9,042	-	6,774	-
Other	-	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	705	1,301	-	224	-

Total	$5,705	10,343	-	6,998	-

Total:

(dollars in thousands)		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

Commercial:
Commercial real estate	$9,968	14,726	-	11,972	-
Other	13	32	-	56	-
Real estate mortgage - 1 to 4 family:
First mortgages	3,579	4,600	-	1,888	30
Home equity loans	151	199		69	3
Home equity lines of credit	-	75		-	2

Total	$13,711	19,632	-	13,985	35

New York and other states:
	December 31, 2010
(dollars in thousands)		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

Commercial:
Commercial real estate	$5,617	6,217	-	3,792	-
Other	126	189	-	179	-
Real estate mortgage - 1 to 4 family:
First mortgages	336	516	-	373	39
Home equity loans	-	58		-	6
Home equity lines of credit	-	77		-	3

Total	$6,079	7,057	-	4,344	48

Florida:

(dollars in thousands)		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

Commercial:
Commercial real estate	$8,281	12,798	-	9,289	-
Other	-	-	-	1	-
Real estate mortgage - 1 to 4 family:
First mortgages	-	-	-	-	-

Total	$8,281	12,798	-	9,290	-

Total:

(dollars in thousands)		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

Commercial:
Commercial real estate	$13,898	19,015	-	13,081	-
Other	126	189	-	180	-
Real estate mortgage - 1 to 4 family:
First mortgages	336	516	-	373	39
Home equity loans	-	58		-	6
Home equity lines of credit	-	77		-	3

Total	$14,360	19,855	-	13,634	48

In the preceding tables, the average recorded investment in impaired loans includes the year-to-date average of all impaired loans.  During 2009, the average balance of impaired loans was $12.8 million and there was approximately $55 thousand of interest income recorded on these loans in the accompanying Consolidated Statements of Income. The Company has not committed to lend additional amounts to customers with outstanding loans that are classified as impaired.

Management evaluates impairment on commercial and commercial real estate loans that are past due as well as in situations where circumstances dictate that an evaluation is prudent. If, during this evaluation, impairment of the loan is identified, a charge-off is taken at that time. As a result, as of December 31, 2011 and 2010, based upon management's evaluation and due to the sufficiency of chargeoffs taken, none of the allowance for loan losses has been allocated to a specific impaired loan(s).

As of December 31, 2011, all loans classified as TDR's are on nonaccrual.  Total TDRs as of December 31, 2011 and 2010 totalled $5.2 million and $1.8 million, respectively.  In addition, due to the sufficiency of prior chargeoffs taken, none of the allowance for loan losses has been allocated to TDR's and the impact of the identification of these loans as TDR's did not have a material impact on the allowance.  During the year ended December 31, 2011, there were $1.4 million of chargeoffs on loans identified as TDR's.

The following table presents modified loans by class that were determined to be TDR's that occurred during the year ended December 31, 2011:

New York and other states*:		Pre-Modification	Post-Modification
(dollars in thousands)	Number of Contracts	Outstanding Recorded Investment	Outstanding Recorded Investment

Commercial:
Commercial real estate	1	$91	90
Real estate mortgage - 1 to 4 family:
First mortgages	21	2,758	2,518
Home equity loans	4	160	151

Total	26	$3,009	2,759

Florida:		Pre-Modification	Post-Modification
(dollars in thousands)	Number of Contracts	Outstanding Recorded Investment	Outstanding Recorded Investment

Commercial:
Commercial real estate	-	$-	-
Real estate mortgage - 1 to 4 family:
First mortgages	6	852	705

Total	6	$852	705

In addition to the loans in the preceding tables, as of December 31, 2011, the Company has approximately $1.8 million of commercial and commercial real estate loans which were classified as TDR's as a result of modifications prior to 2011.  In these cases, the loan modification included a reduction in the stated interest rate on the loan to the current market rate available.  These loans were in nonaccrual status as of December 31, 2011 and 2010.  As of December 31, 2011, these loans were performing in accordance with their modified terms.

The following table presents loans by class modified as TDR's that occurred during the twelve months ended December 31, 2011 for which there was a payment default during the same period:

New York and other states*:	Number of	Recorded
(dollars in thousands)	Contracts	Investment

Commercial:
Commercial real estate	1	$90
Real estate mortgage - 1 to 4 family:
First mortgages	13	1,729
Home equity loans	3	113

Total	17	$1,932

Florida:
	Number of	Recorded
(dollars in thousands)	Contracts	Investment

Commercial:
Commercial real estate	-	$-
Real estate mortgage - 1 to 4 family:
First mortgages	6	705

Total	6	$705

In situations where the Bank considers a loan modification, management determines whether the borrower is experiencing financial difficulty by performing an evaluation of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification.  This evaluation is performed under the Company's underwriting policy.

The modification of the terms of these loans were the result of the borrower filing for bankruptcy protection, and included the deferral of all past due amounts for a period of generally 60 months in accordance with the bankruptcy court order.

A loan is considered to be in payment default once it is 90 days contractually past due under the modified terms.  In situations involving a borrower filing for bankruptcy protection, however, a loan is considered to be in payment default once it is 30 days contractually past due, consistent with the treatment by the bankruptcy court.

The TDR's that subsequently defaulted described above did not have a material impact on the allowance for loan losses.  As a result, the underlying collateral was evaluated at the time these loans were placed on nonaccrual, and a charge-off was taken at that time, if necessary.  Collateral values on these loans, as well as all other nonaccrual loans, are reviewed for collateral sufficiency on a quarterly basis.

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt, such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. On at least an annual basis, the Company's loan review process analyzes non-homogeneous loans, such as commercial and commercial real estate loans, individually by grading the loans based on credit risk. The Company uses the following definitions for classified loans:

Special Mention: Loans classified as special mention have a potential weakness that deserves management's close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the Company's credit position at some future date.

Substandard: Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected. All substandard loans are considered impaired.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans.

As of December 31, 2011 and 2010, and based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

	December 31, 2011
New York and other states:

(dollars in thousands)
	Pass	Classified	Total
Commercial:
Commercial real estate	$181,809	7,384	189,193
Other	33,721	13	33,734

	$215,530	7,397	222,927

Florida:

(dollars in thousands)
	Pass	Classified	Total
Commercial:
Commercial real estate	$17,534	7,600	25,134
Other	102	-	102

	$17,636	7,600	25,236

	December 31, 2010
New York and other states:

(dollars in thousands)
	Pass	Classified	Total
Commercial:
Commercial real estate	$189,809	6,994	196,803
Other	32,286	256	32,542

	$222,095	7,250	229,345

Florida:

(dollars in thousands)
	Pass	Classified	Total
Commercial:
Commercial real estate	$20,363	8,281	28,644
Other	264	-	264

	$20,627	8,281	28,908

For homogeneous loan pools, such as residential mortgages, home equity lines of credit, and installment loans, the Company uses payment status to identify the credit risk in these loan portfolios. Payment status is reviewed on a daily basis by the Bank's collection area and on a monthly basis with respect to determining the adequacy of the allowance for loan losses. The payment status of these homogeneous pools at December 31, 2011 and 2010 is included in the aging of the recorded investment of past due loans table. In addition, the total nonperforming portion of these homogeneous loan pools at December 31, 2011 and 2010 is presented in the recorded investment in non-accrual loans table.

Bank Premises and Equipment	12 Months Ended
Dec. 31, 2011
Bank Premises and Equipment [Abstract]
Bank Premises and Equipment
(5) Bank Premises and Equipment

A summary of premises and equipment at December 31, 2011 and 2010 follows:

(dollars in thousands)
	2011	2010
Land	$2,413	2,413
Buildings	28,716	27,196
Furniture, Fixtures and equipment	41,283	39,829
Leasehold improvements	22,256	20,125
Total bank premises and Equipment	94,668	89,563
Accumulated depreciation and amortization	(57,662)	(52,931)
Total	$37,006	36,632

Depreciation and amortization expense approximated $4.8 million, $4.7 million, and $4.5 million for the years 2011, 2010, and 2009, respectively. Occupancy expense of the Bank's premises included rental expense of $6.8 million in 2011, $6.7 million in 2010, and $6.5 million in 2009.

Deposits	12 Months Ended
Dec. 31, 2011
Deposit Liabilities Disclosures [Abstract]
Deposits
(6) Deposits

Interest expense on deposits was as follows:

(dollars in thousands)	For the year ended December 31,
	2011	2010	2009

Interest bearing checking accounts	$285	595	695
Savings accounts	3,788	3,356	3,068
Time deposits and money market accounts	20,597	29,271	43,980
Total	$24,670	33,222	47,743

At December 31, 2011, the maturity of total time deposits is as follows:

(dollars in thousands)
Under 1 year	$1,170,936
1 to 2 years	149,752
2 to 3 years	30,280
3 to 4 years	10,854
4 to 5 years	2,431
Over 5 years	464
$1,364,717

Short-Term Borrowings	12 Months Ended
Dec. 31, 2011
Short Term Debt Disclosure [Abstract]
Short-Term Borrowings
(7) Short-Term Borrowings

Short-term borrowings of the Company were cash management accounts as follows:

(dollars in thousands)	2011	2010	2009

Amount outstanding at December 31,	$147,563	124,615	107,728
Maximum amount outstanding at any month end	148,002	130,996	123,282
Average amount outstanding	133,803	119,213	104,033
Weighted average interest rate:
For the year	1.18%	1.49	1.63
As of year end	1.13	1.40	1.52

Cash management accounts represent retail accounts with customers for which the Bank has pledged certain assets as collateral.

Trustco Bank also has an available line of credit with the Federal Home Loan Bank of New York which approximates the balance of securities pledged against such borrowings.  The line of credit requires securities to be pledged as collateral for the amount borrowed. As of December 31, 2011 and 2010, the Company had no outstanding borrowings with the Federal Home Loan Bank of New York and, as a result, there were no related securities pledged.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
(8) Income Taxes

A summary of income tax expense/(benefit) included in the Consolidated Statements of Income follows:

(dollars in thousands)	For the year ended December 31,
	2011	2010	2009
Current tax expense:
Federal	$19,613	13,001	12,080
State	2,020	1,009	928
Total current tax expense	21,633	14,010	13,008
Deferred tax expense (benefit)	(2,336)	581	2,154
Total income tax expense	$19,297	14,591	15,162

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2011 and 2010, are as follows:

	December 31,
(dollars in thousands)	2011	2010
	Deductible temporary differences	Deductible temporary differences
Benefits and deferred
remuneration	$(3,467)	(3,337)
Difference in reporting the allowance for loan losses, net	22,389	20,390
Other income or expense not yet reported for tax purposes	2,321	2,184
Depreciable assets	(1,288)	(1,782)
Other items	1,429	1,593
Net deferred tax asset at end of year	21,384	19,048
Net deferred tax asset at beginning of year	19,048	19,629

Deferred tax expense	$(2,336)	581

Deferred tax assets are recognized subject to management's judgment that realization is more likely than not. Based primarily on the sufficiency of historical and expected future taxable income, management believes it is more likely than not that the remaining deferred tax asset of $21.4 million and $19.0 million at December 31, 2011 and 2010, respectively, will be realized.

In addition to the deferred tax items described in the preceding table, the Company has a deferred tax asset of $675 thousand and $3.7 million at December 31, 2011 and 2010, respectively, relating to the net unrealized losses on securities available for sale and a deferred tax asset and a deferred tax liability of $979 thousand and $987 thousand at December 31, 2011 and 2010, respectively, as a result of the previously unrecognized overfunded position in the Company's pension and postretirement benefit plans recorded, net of tax as an adjustment to accumulated other comprehensive income.

The effective tax rates differ from the statutory federal income tax rate. The reasons for these differences are as follows:

	For the years ended December 31,
	2011	2010	2009
Statutory federal income tax rate	35.0%	35.0	35.0

Increase/(decrease) in taxes resulting from:
Tax exempt income	(1.6)	(2.7)	(3.3)
State income tax (including alternative minimum tax), net of federal tax benefit	2.0	1.3	2.0
Other items	1.4	(0.4)	1.3
Effective income tax rate	36.8%	33.2	35.0

TrustCo adopted Financial Accounting Standards Board Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”) as of January 1, 2008 (ASC 740). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken on a tax return. As a result of the Company's adoption of FIN 48, there were no required adjustments to the Company's consolidated financial statements.

During 2011 and 2010, the Company amended various federal and state tax returns as a result of a deferred tax deduction for financial reporting purposes not being recorded for tax return purposes. Consequently, included in the balance of unrecognized tax reserves at December 31, 2011 and 2010, the Company established a reserve of $450 thousand with respect to the probability of collection.

For the years ended December 31, 2011 and 2010 the unrecognized pre-tax reserves and change in those reserves from the beginning of the year are as follows:

(dollars in thousands)

Balance January 1, 2010	$1,109

Amount paid to taxing authorities and amount reducing tax expense for the twelve-month period ended December 31, 2010	(204)

Balance December 31, 2010	905

Amount paid to taxing authorities and amount reducing tax expense for the twelve-month period ended December 31, 2011	-

Balance December 31, 2011	$905

TrustCo has implemented certain tax return positions that have not been fully recognized for financial statement purposes based upon management's evaluation of the probability of the benefit being realized. Management will reevaluate the necessity of these reserves after the affected tax returns have been subject to audit.

The Company anticipates by year-end 2013 approximately $690 thousand of the balance at December 31, 2011 of the unrecognized tax reserve will be settled with the appropriate tax authorities. Therefore during 2012 management would anticipate some reduction in the balance of these reserves.

The Company recognizes interest and/or penalties related to income tax matters in noninterest expense. For 2011, 2010, and 2009, these amounts were not material. Open Federal and New York State tax years are 2007 through 2010 and 2008 through 2010, respectively.

Benefit Plans	12 Months Ended
Dec. 31, 2011
Benefit Plans [Abstract]
Benefit Plans
(9) Benefit Plans

(a) Retirement Plan

The Company maintains a trusteed non-contributory pension plan covering employees that have completed one year of employment and 1,000 hours of service. The benefits are based on the sum of (a) a benefit equal to a prior service benefit plus the average of the employees' highest five consecutive years' compensation in the ten years preceding retirement multiplied by a percentage of service after a specified date plus (b) a benefit based upon career average compensation. The amounts contributed to the plan are determined annually on the basis of (a) the maximum amount that can be deducted for federal income tax purposes or (b) the amount certified by a consulting actuary as necessary to avoid an accumulated funding deficiency as defined by the Employee Retirement Income Security Act of 1974. Contributions are intended to provide for benefits attributed to service to date. Assets of the plan are administered by Trustco Bank's Trust Department. This plan was frozen as of December 31, 2006. The following tables set forth the plan's funded (unfunded) status and amounts recognized in the Company's consolidated statements of condition at December 31, 2011 and 2010.

Change in Projected Benefit Obligation:	December 31,
(dollars in thousands)	2011	2010
Projected benefit obligation at beginning of year	$27,115	26,664
Service cost	45	57
Interest cost	1,515	1,498
Benefits paid	(1,605)	(1,595)
Net actuarial loss (gain)	2,213	491

Projected benefit obligation at end of year	$29,283	27,115

Change in Plan Assets and
Reconciliation of Funded Status:	December 31,
(dollars in thousands)	2011	2010

Fair Value of plan assets at beginning of year	$31,373	28,672
Actual gain on plan assets	510	3,296
Company contributions	-	1,000
Benefits paid	(1,605)	(1,595)
Fair value of plan assets at end of year	30,278	31,373

Funded status at end of year	$995	4,259

Amounts recognized in accumulated other comprehensive income consist of the following as of:

	December 31,
	2011	2010
Net actuarial loss	$7,987	4,454

Components of Net Periodic Pension (Credit) Expense and Other Amounts Recognized in Other Comprehensive Income:

(dollars in thousands)	For the years ended
	December 31,
	2011	2010	2009
Service cost	$45	57	52
Interest cost	1,515	1,498	1,525
Expected return on plan assets	(1,985)	(1,814)	(1,386)
Amortization of net loss	156	203	365
Net periodic pension (credit) expense	(269)	(56)	556

Amortization of net loss	(156)	(203)	(365)
Net actuarial (gain) / loss included in other comprehensive income	3,689	(992)	(2,081)

	3,533	(1,195)	(2,446)

Total recognized in net periodic benefit (credit) cost and other comprehensive income	$3,264	(1,251)	(1,890)

The estimated net loss for the plan that will be amortized from accumulated other comprehensive income into net periodic pension cost over the next fiscal year is approximately $400 thousand.

Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(dollars in thousands)
Year	Pension Benefits
2012	$1,681
2013	1,703
2014	1,718
2015	1,725
2016	1,736
2017 - 2021	8,968

The assumptions used to determine benefit obligations at December 31 are as follows:

	2011	2010	2009
Discount rate	5.17%	5.62	5.82

The assumptions used to determine net periodic pension expense for the years ended December 31 are as follows:

	2011	2010	2009
Discount rate	5.62%	5.82	6.01

Expected long-term rate of return on assets	6.50	6.50	6.50

The annual rate assumption used for purposes of computing the service and interest costs components is determined based upon factors including the yields on high quality corporate bonds and other appropriate yield curves along with analysis prepared by the Company's actuaries.

The Company also has a supplementary pension plan under which additional retirement benefits are accrued for eligible executive officers. This plan supplements the defined benefit retirement plan for eligible employees that exceed the Internal Revenue Service limit on the amount of pension payments that are allowed from a retirement plan. The supplemental plan provides eligible employees with total benefit payments as calculated by the retirement plan without regard to this limitation. Benefits under this plan are calculated using the same actuarial assumptions and interest rates as used for the retirement plan calculations. The accumulated benefits under this supplementary pension plan were approximately $5.6 million as of December 31, 2011 and 2010. Effective as of December 31, 2008, this plan has been frozen and no additional benefits will accrue. Instead, the amount of the Company's annual contribution to the plan plus interest is paid directly to each eligible employee. The expense recorded for this plan was $647 thousand, $610 thousand, and $621 thousand, in 2011, 2010, and 2009, respectively.

Rabbi trusts have been established for certain benefit plans. These trust accounts are administered by the Company's Trust Department and invest primarily in bonds issued by government-sponsored enterprises and money market instruments. These assets are recorded at their fair value and are included in securities available for sale and other short-term investments in the Consolidated Statements of Condition. As of both December 31, 2011 and 2010, the trusts had assets totaling $5.7 million.

(b) Postretirement Benefits

The Company permits retirees under age 65 to participate in the Company's medical plan by making certain payments. At age 65, the Bank provides a Medicare Supplemental program to retirees.

In 2003, the Company amended the medical plan to reflect changes to the retiree medical insurance coverage portion. The Company's subsidy of the retiree medical insurance premiums was eliminated. The Company continues to provide postretirement medical benefits for a limited number of retired executives in accordance with their employment contracts.

The following tables show the plan's funded status and amounts recognized in the Company's Consolidated Statements of Condition at December 31, 2011 and 2010:

Change in Accumulated Benefit Obligation:	December 31,
(dollars in thousands)	2011	2010

Accumulated benefit obligation at beginning of year	$1,184	1,142
Service cost	26	31
Interest cost	98	62
Prior service cost	533	-
Benefits paid	(25)	(24)
Net actuarial gain	192	(27)
Accumulated benefit obligation at end of year	$2,008	1,184

Change in Plan Assets and
Reconciliation of Funded Status:	December 31,
(dollars in thousands)	2011	2010

Fair value of plan assets at beginning of year	$13,554	12,338
Actual gain on plan assets	108	1,216
Company contributions	25	24
Benefits paid	(25)	(24)
Fair value of plan assets at end of year	13,662	13,554

Funded status at end of year	$11,654	12,370

	December 31,
Amounts recognized in accumulated other comprehensive income consist of the following as of:	2011	2010
Net actuarial gain	$(1,564)	(2,166)
Prior service credit	(3,968)	(4,763)
Total	$(5,532)	(6,929)

Components of Net Periodic Benefit (Credit) and Other Amounts Recognized in Other Comprehensive Income:

	For the years ended December 31,
(dollars in thousands)	2011	2010	2009
Service cost	$26	31	27
Interest cost	98	62	68
Expected return on plan assets	(447)	(407)	(343)
Amortization of net actuarial gain	(71)	(15)	-
Amortization of prior service credit	(262)	(403)	(403)
Net periodic benefit credit	(656)	(732)	(651)

Net (gain) loss	531	(836)	(1,711)
Prior service cost	533	-	-
Amortization of prior service cost	262	403	403
Amortization of net gain	71	15	-
Total amount recognized in other comprehensive income	1,397	(418)	(1,308)

Total amount recognized in net periodic benefit cost and other comprehensive income	$741	(1,150)	(1,959)

The estimated amount that will be amortized from accumulated other comprehensive income into net periodic benefit credit over the next fiscal year is approximately $300 thousand.

Expected Future Benefit Payments

The following benefit payments are expected to be paid:

Year	Postretirement Benefits

2012	$58
2013	63
2014	56
2015	59
2016	62
2017 - 2021	389

The discount rate assumption used to determine benefit obligations at December 31 is as follows:

	2011	2010	2009
Discount rate	5.17%	5.62	5.82

The assumptions used to determine net periodic pension benefit (credit) for the years ended December 31 are as follows:

	2011	2010	2009
Discount rate	5.62%	5.82	6.01

Expected long-term rate of return on assets, net of tax	3.30	3.30	3.30

The annual rate assumption used for purposes of computing the service and interest costs components is determined based upon factors including the yields on high quality corporate bonds and other appropriate yield curves along with analysis prepared by the Company's actuaries.

For measurement purposes, a graded annual rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) was assumed for 2011 and thereafter. A one percentage point increase or decrease in the assumed health care cost in each year would have an approximate $400 thousand impact on the accumulated postretirement benefit obligation as of December 31, 2011.  The impact on the interest and service components of net periodic postretirement benefit credit for the year ended December 31, 2011 would be negligible given the limited number of retirees receiving benefits.

(c) Components of Accumulated Other Comprehensive Income (Loss) Related to Retirement and Postretirement Benefit Plans

The following table presents the components of accumulated other comprehensive income (loss), net of tax, as of:

(dollars in thousands)
	December 31, 2011
	Retirement Plan	Post- Retirement Benefit Plan	Total
Unrecognized net actuarial gain (loss)	$(4,803)	939	(3,864)

Unrecognized prior service credit	-	2,386	2,386
Total	$(4,803)	3,325	(1,478)

	December 31, 2010
	Retirement Plan	Post- Retirement Benefit Plan	Total
Unrecognized net actuarial gain (loss)	$(2,679)	1,301	(1,378)

Unrecognized prior service credit	-	2,864	2,864
Total	$(2,679)	4,165	1,486

The following table details the change in the components of other comprehensive income related to the retirement plan and the post-retirement benefit plan, net of tax, at December 31, 2011 and 2010, respectively.

(dollars in thousands)
	December 31, 2011
	Retirement Plan	Post- Retirement Benefit Plan	Total
Increase in unrecognized net actuarial loss	$(2,496)	(362)	(2,858)
Amortization of net actuarial gain and prior service cost	-	(106)	(106)
Total	$(2,496)	(468)	(2,964)

	December 31, 2010
	Retirement Plan	Post- Retirement Benefit Plan	Total

Decrease in unrecognized net actuarial loss	$605	493	1,098
Amortization of net actuarial gain and prior service cost	-	(130)	(130)
Total	$605	363	968

(d) Major Categories of Pension and Postretirement Benefit Plan Assets:

The asset allocations of the Company's pension and postretirement benefit plans at December 31, were as follows:

	Pension Benefit Plan Assets		Postretirement Benefit Plan Assets
	2011	2010	2011	2010
Debt Securities	33%	26	30	30
Equity Securities	64	65	63	66
Other	3	9	7	4
Total	100%	100	100	100

The expected long-term rate-of-return on plan assets, noted in sections (a) and (b) above, reflects long-term earnings expectations on existing plan assets. In estimating that rate, appropriate consideration was given to historical returns earned by plan assets and the rates of return expected to be available for reinvestment. Rates of return were adjusted to reflect current capital market assumptions and changes in investment allocations.

The Company's investment policies and strategies for the pension benefit and postretirement benefit plans prescribe a target allocation of 50% to 70% equity securities, 25% to 40% debt securities, and 0% to 10% for other securities for the asset categories. The Company's investment goals are to maximize returns subject to specific risk management policies. Its risk management policies permit direct investments in equity and debt securities and mutual funds while prohibiting direct investment in derivative financial instruments. The Company addresses diversification by the use of mutual fund investments whose underlying investments are in domestic and international debt and equity securities. These mutual funds are readily marketable and can be sold to fund benefit payment obligations as they become payable.

Fair Value of Plan Assets:

Fair value is the exchange price that would be received for an asset in the principal or most advantageous market for the asset in an orderly transaction between market participants on the measurement date.

The Company used the following methods and significant assumptions to estimate the fair value of each type of financial instrument:

Equity mutual funds, Fixed Income mutual funds and Debt Securities: The fair values for investment securities are determined by quoted market prices, if available (Level 1). For securities where quoted prices are not available, fair values are calculated based on market prices of similar securities (Level 2).

The fair value of the plan assets at December 31, 2011 and 2010, by asset category, is as follows:

Retirement Plan		Fair Value Measurements at
		December 31, 2011 Using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(Dollars in thousands)
Plan Assets

Cash and cash equivalents	$870	870	-	-
Equity mutual funds	19,232	19,232	-	-
U.S. government sponsored enterprises	6,422	-	6,422	-
Corporate bonds	3,310	-	3,310	-
Fixed income mutual funds	444	444	-	-

Total Plan Assets	$30,278	20,546	9,732	-

Postretirement Benefits		Fair Value Measurements at
		December 31, 2011 Using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(Dollars in thousands)
Plan Assets

Cash and cash equivalents	$1,001	1,001	-	-
Equity mutual funds	8,551	8,551	-	-
State and political subdivisions	4,110	-	4,110	-

Total Plan Assets	$13,662	9,552	4,110	-

Retirement Plan		Fair Value Measurements at
		December 31, 2010 Using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(Dollars in thousands)
Plan Assets

Cash and cash equivalents	$2,853	2,853	-	-
Equity mutual funds	20,228	20,228	-	-
U.S. government sponsored enterprises	5,491	-	5,491	-
Corporate bonds	2,392	-	2,392	-
Fixed income mutual funds	409	409	-	-

Total Plan Assets	$31,373	23,490	7,883	-

Postretirement Benefits		Fair Value Measurements at
		December 31, 2010 Using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(Dollars in thousands)
Plan Assets

Cash and cash equivalents	$613	613	-	-
Equity mutual funds	8,930	8,930	-	-
State and political subdivisions	4,011	-	4,011	-

Total Plan Assets	$13,554	9,543	4,011	-

At December 31, 2011 and 2010, the majority of the equity mutual funds included in the plan assets of the retirement plan and postretirement benefit plan consist of large-cap index funds, while the remainder of the equity mutual funds consists of mid-cap, small-cap and international funds.

There were no transfers between Level 1 and Level 2 in 2011 and 2010.

The Company made contributions of $1 million to its pension plan during 2010. No contributions were made in 2011.  The Company does not expect to make any contributions to its pension and postretirement benefit plans in 2012.

(e) Incentive and Bonus Plans

During 2006 the Company amended its profit sharing plan to include a 401(k) feature. Under the 401(k) feature the Company matches 100% of the aggregate salary contribution up to the first 3% of compensation and 50% of the aggregate contribution of the next 3%. No profit sharing contributions were made in 2011, 2010 or 2009 but were replaced with Company contributions to the 401(k) feature of the plan. Expenses related to the plan aggregated $461 thousand for 2011, $435 thousand in 2010 and $416 thousand in 2009.

The Company also has an executive incentive plan. The expense of this plan generally is based on the Company's performance and estimated distributions to participants are accrued during the year and generally paid in the following year. The expense recorded for this plan was $1.3 million, $746 thousand and $690 thousand in 2011, 2010 and 2009, respectively.

In prior years, the Company awarded 3.2 million performance bonus units to the executive officers and directors. These units become vested and exercisable only under a change of control as defined in the plan. The units were awarded based upon the stock price at the time of grant and, if exercised under a change of control, allow the holder to receive the increase in value offered in the exchange over the stock price at the date of grant for each unit, if any.  As of December 31, 2011, the weighted average strike price of each unit was $7.16.

 (f) Stock Option Plans and Restricted Stock Plans

Under the 2010 TrustCo Bank Corp NY Stock Option Plan, the Company may grant stock options and restricted stock to its eligible employees for up to approximately 2.0 million shares of common stock. Under the 2004 TrustCo Bank Corp NY Stock Option Plan, the Company could have granted options to its eligible employees for up to approximately 2.0 million shares of common stock. Under the 1995 TrustCo Bank Corp NY Stock Option Plan, the Company could have granted options to its eligible employees for up to approximately 7.9 million shares of common stock.

Under the 2010 Directors Stock Option Plan, the Company may grant stock options and restricted stock to its directors for up to approximately 250 thousand shares of its common stock.  Under the 2004 Directors Stock Option Plan, the Company could have granted options to its directors for up to approximately 200 thousand shares of its common stock. Under the 1993 Directors Stock Option Plan, the Company could have granted options to its directors for up to approximately 531 thousand shares of its common stock.

Under each of these plans, the exercise price of each option equals the fair value of the Company's stock on the date of grant, and an option's maximum term is ten years. Options vest over four to five years from the date the options are granted for the employees plans and they are immediately vested under the directors' plans. A summary of the status of TrustCo's stock option plans as of December 31, 2011, 2010 and 2009, and changes during the years then ended, are as follows:

	Outstanding Options		Exercisable Options
	Shares	Weighted Average Option Price	Shares	Weighted Average Option Price
Balance, January 1, 2009	3,839,988	$10.81	2,965,788	$11.31
Expired options - 2009	(384,815)	10.00	(384,815)	10.00
Exercised options - 2009	-	0.00	-	0.00
Options became exercisable	-	0.00	197,700	9.23
Balance, December 31, 2009	3,455,173	10.90	2,778,673	11.34
Expired options - 2010	(406,818)	9.47	(406,818)	9.47
Exercised options - 2010	-	0.00	-	0.00
Options became exercisable	-	0.00	197,700	9.23
Balance, December 31, 2010	3,048,355	11.09	2,569,555	11.47
New options awarded-2011	504,000	5.14	14,000	5.14
Expired options - 2011	(426,105)	9.74	(426,105)	9.74
Cancelled options-2011	(10,500)	9.29	(10,500)	9.29
Exercised options - 2011	-	0.00	-	0.00
Options became exercisable	-	0.00	203,700	9.23
Balance, December 31, 2011	3,115,750	$10.32	2,350,650	$11.56

The following table summarizes information about total stock options outstanding at December 31, 2011:

Range of Exercise Price	Options Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
Between $5.14and $10.00	1,492,500	7.2 years	$7.84
Greater than $10.00	1,623,250	2.2 years	12.60
Total	3,115,750	4.6 years	$10.32

The following table summarizes information about total stock options exercisable at December 31, 2011:

Range of Exercise Price	Options Outstanding and Exercisable	W eighted Average Remaining Contractual Life	Weighted Average Exercise Price
Between $5.14and $10.00	727,400	5.9 years	$9.24
Greater than $10.00	1,623,250	2.2 years	12.60
Total	2,350,650	3.4 years	$11.56

At December 31, 2011, the intrinsic value of outstanding stock options and vested stock options was not material. The Company expects all unvested options to vest according to plan provisions.

No stock options were exercised in 2011, 2010 or 2009. It is the Company's policy to generally issue stock for stock option exercises from previously unissued shares of common stock or treasury shares.

During 2011, the Company issued 99 thousand restricted common shares to certain eligible executive officers and another 7 thousand restricted common shares to its board of directors.  The restricted share awards hold the same voting powers as the Company's common stock and become 100% vested after three years based upon a cliff-vesting schedule.  The shares are also eligible to receive nonforfeitable dividend payments.  The fair value of these awards was $5.14 per restricted share, the fair value of the Company's common stock on the grant date.  During 2011, the Company recognized approximately $28 thousand in stock based compensation expense related to the employee awards and another $2 thousand related to the directors awards. Unrecognized stock-based compensation expense related to the outstanding restricted shares totaled $515 thousand at December 31, 2011.  At December 31, 2011, all of the awards were unvested.  The weighted average period over which the unrecognized expense is expected to be recognized was three years.

Stock-based Compensation Expense: Stock-based compensation expense totaled $274 thousand, $176 thousand and $214 thousand in 2011, 2010 and 2009, respectively, related to the 2010 and 2004 TrustCo Bank Corp NY Stock Option Plans. In 2011, $13 thousand of stock-based compensation expense was recognized related to the 2010 Directors Stock Option Plan. No such expense was recorded in 2010 or 2009 as no stock options were granted to directors. Stock-based compensation expense is recognized ratably over the vesting period for all awards. Income tax benefits recognized in the accompanying consolidated statements of income related to stock-based compensation in 2011, 2010 and 2009 was approximately $100 thousand, $62 thousand and $75 thousand, respectively. Unrecognized stock-based compensation expense related to non-vested stock options totaled $508 thousand at December 31, 2011. At such date, the weighted-average period over which this unrecognized expense was expected to be recognized was 4.0 years.

Valuation of Stock-Based Compensation: The fair value of the Company's employee and director stock options granted is estimated on the measurement date, which, for the Company, is the date of grant. The weighted-average fair value of stock options granted during 2011 estimated using the Black-Scholes option pricing model, was $0.98. The Company estimated expected market price volatility and the expected term of the options based on historical data and other factors. There were no stock options granted in 2010 or 2009. The assumptions used to determine the fair value of options granted during 2011 are detailed in the table below:

	2011
	Employees'		Directors'
	Plan		Plan
Expected dividend yield	5.11%		5.11
Risk-free interest rate	1.90		1.59
Expected volatility rate	26.64		28.50
Expected lives	7.5	years	6.0

Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2011
Commitments and Contingent Liabilities [Abstract]
Commitments and Contingent Liabilities
(10) Commitments and Contingent Liabilities

(a) Leases

The Bank leases certain banking premises. These leases are accounted for as operating leases with minimum rental commitments in the amounts presented below. The majority of these leases contain options to renew.

(dollars in thousands)
2012	$6,623
2013	6,402
2014	6,326
2015	5,829
2016	5,634
2017 and after	47,649
$78,463

(b) Litigation

Existing litigation arising in the normal course of business is not expected to result in any material loss to the Company.

(c) Outsourced Services

The Company contracted with third-party service providers to perform certain banking functions beginning 2002. The outsourced services include data and item processing for the Bank and trust operations. The service expense can vary based upon volume and nature of transactions processed. Outsourced service expense was $5.1 million in 2011, $5.5 million in 2010 and $5.6 million in 2009. The Company is contractually obligated to pay these third-party service providers approximately $5 to $6 million per year through 2015.

Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share
(11) Earnings Per Share

The Company computes earnings per share in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 260, Earnings Per Share (“ASC 260”).  TrustCo adopted FASB Staff Position on Emerging Issues Task Force 03-6-1, Determining Whether Instruments Granted in Share-Based Payment Transactions Are Participating Securities, as codified in FASB ASC 260-10 (“ASC 260-10”), which clarified that unvested share-based payment awards that contain nonforfeitable rights to receive dividends or divided equivalents (whether paid or unpaid) are participating securities, and thus, should be included in the two-class method of computing earnings per share (“EPS”). Participating securities under this statement include the unvested employees' and directors' restricted stock awards with time-based vesting, which receive nonforfeitable dividend payments.

In accordance with ASC 260-10, a reconciliation of the component parts of earnings per share for 2011, 2010 and 2009 follows:

(dollars in thousands,except per share data)

For the year ended December 31, 2011:
Net income	$33,087
Less: Net income allocated to participating securities	5
Net income allocated to common shareholders	$33,082
Basic EPS:
Distributed earnings allocated to common stock	$22,389
Undistributed earnings allocated to common stock	10,693
Net income allocated to common shareholders	$33,082
Weighted average common shares outstanding including participating securities	85,086
Less: Participating securities	14
Weighted average common shares	85,072

Basic EPS	0.389

Diluted EPS:
Net income allocated to common shareholders	$33,082
Weighted average common shares for basic EPS	85,072
Effect of Dilutive Securities:
Stock Options	-
Weighted average common shares including potential dilutive shares	85,072

Diluted EPS	0.389

	Income	Weighted Average Shares Outstanding	Per Share Amount
For the year ended
December 31, 2010:
Basic EPS:
Income available to common shareholders	$29,321	76,935	$0.381
Effect of Dilutive Securities:
Stock Options	-	-	-
Diluted EPS	$29,321	76,935	$0.381
For the year ended December 31, 2009:
Basic EPS:
Income available to common shareholders	$28,120	76,482	$0.368
Effect of Dilutive Securities:
Stock Options	-	-	-
Diluted EPS	$28,120	76,482	$0.368

As of December 31, 2011, 2010 and 2009, the weighted average number of antidilutive stock options excluded from diluted earnings per share was approximately 2.8 million, 3.0 million and 3.6 million, respectively.  The stock options are antidilutive because the option price is greater than the average fair value of the Company's stock.

Off-Balance Sheet Financial Instruments	12 Months Ended
Dec. 31, 2011
Off-Balance Sheet Financial Instruments [Abstract]
Off-Balance Sheet Financial Instruments
(12) Off-Balance Sheet Financial Instruments

Loan commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require a fee. Commitments sometimes expire without being drawn upon. Therefore, the total commitment amounts do not necessarily represent future cash requirements. These arrangements have credit risk essentially the same as that involved in extending loans to customers and are subject to the Bank's normal credit policies, including obtaining collateral. The Bank's maximum exposure to credit loss for loan commitments, including unused lines of credit, at December 31, 2011 and 2010, was $356.4 million and $342.7 million, respectively. Approximately 81% and 82% of these commitments were for variable rate products at the end of 2011 and 2010, respectively.

The Company does not issue any guarantees that require liability-recognition or disclosure, other than its standby letters of credit. The Company has issued conditional commitments in the form of standby letters of credit to guarantee payment on behalf of a customer and guarantee the performance of a customer to a third party. Standby letters of credit generally arise in connection with lending relationships. The credit risk involved in issuing these instruments is essentially the same as that involved in extending loans to customers. Contingent obligations under standby letters of credit totaled approximately $7.1 million and $6.1 million at December 31, 2011 and 2010, respectively, and represent the maximum potential future payments the Company could be required to make. Typically, these instruments have terms of 12 months or less and expire unused; therefore, the total amounts do not necessarily represent future cash requirements. Each customer is evaluated individually for creditworthiness under the same underwriting standards used for commitments to extend credit and on-balance sheet instruments. Company policies governing loan collateral apply to standby letters of credit at the time of credit extension. Loan-to-value ratios are generally consistent with loan-to-value requirements for other commercial loans secured by similar types of collateral. The fair value of the Company's standby letters of credit at December 31, 2011 and 2010 was insignificant.

No losses are anticipated as a result of loan commitments or standby letters of credit.

Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments
(13) Fair Value of Financial Instruments

Fair value measurements (ASC 820) defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair values:

Level 1 – Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2 – Quoted prices for similar assets or liabilities in active markets, quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability.

Level 3 – Significant unobservable inputs that reflect a company's own assumptions about the value that market participants would use in pricing an asset or liability.

The Company used the following methods and significant assumptions to estimate the fair value of assets and liabilities:

Securities Available for Sale and Trading Securities: Securities available for sale and trading securities are fair valued utilizing an independent pricing service for identical assets or significantly similar securities. The pricing service uses a variety of techniques to arrive at fair value including market maker bids, quotes and pricing models. Inputs to the pricing models include recent trades, benchmark interest rates, spreads and actual and projected cash flows. This results in a Level 2 classification of the inputs for determining fair value. Interest and dividend income is recorded on the accrual method and included in the income statement in the respective investment class under total interest income. Included in earnings as a result of the changes in fair value of trading securities were $350 thousand of net trading losses for the year ended December 31, 2009. There were no trading gains or losses in 2011or 2010. Also classified as available for sale securities are equity securities where fair value is determined by quoted market prices and these are designated as Level 1.

Other Real Estate Owned: The fair value of other real estate owned is determined by use of appraisals, comparable sales and property valuation techniques. This results in a Level 3 classification of the inputs for determining fair value.

Impaired Loans:  Impaired loans are reported at the fair value of the underlying collateral if repayment is expected solely from the collateral and takes into consideration the costs necessary to dispose of the property. Collateral values are estimated using Level 3 input based on the discounting of the collateral measured by appraisals.

Assets and liabilities measured at fair value under ASC 820 on a recurring basis are summarized below:

	Fair Value Measurements at December 31, 2011 Using:

	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(Dollars in thousands)
Securities available-for sale:
U.S. government-sponsored enterprises	$563,459	-	563,459	-
State and political subdivisions	43,968	-	43,968	-
Mortgage-backed securities and collateralized mortgage obligations - residential	204,023	-	204,023	-
Corporate bonds	96,608	-	96,608	-
Other securities	660	10	650	-
Total securities available-for-sale	$908,718	10	908,708	-

	Fair Value Measurements at
	December 31, 2010 Using:

	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(Dollars in thousands)
Securities available-for sale:
U.S. government- sponsored enterprises	$614,886	-	614,886	-
State and political subdivisions	79,764	-	79,764	-
Mortgage-backed securities and collateralized mortgage obligations - residential	73,567	-	73,567	-
Corporate bonds	115,504	-	115,504	-
Other securities	967	317	650	-

Total securities available-for-sale	$884,688	317	884,371	-

The securities available for sale in the above table do not include Federal Home Loan Bank stock and Federal Reserve Bank stock as these assets are not measured at fair value on a recurring basis, rather their fair value approximates their cost basis.

There were no transfers between Level 1 and Level 2 in 2011 and 2010.

Assets measured at fair value on a non-recurring basis are summarized below:

	Fair Value Measurements at December 31, 2011 Using:

	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(Dollars in thousands)

Other real estate owned	$5,265	-	-	5,265
Impaired Loans:
Commercial real estate	7,457	-	-	7,457
Real estate mortgage - 1 to 4 family:
First mortgages	1,732	-	-	1,732

Other real estate owned, which is carried at fair value, approximates $5.3 million at December 31, 2011 and consisted of $1.7 million of commercial real estate and $3.6 million of residential real estate properties. A valuation charge of $3.5 million is included in earnings for the year ended December 31, 2011.

Of the total impaired loans of $13.7 million at December 31, 2011, $9.2 million are collateral dependent and are carried at fair value measured on a non-recurring basis.  Due to the sufficiency of charge-offs taken on these loans and the adequacy of the underlying collateral, there were no specific valuation allowances for these loans at December 31, 2011. Gross charge-offs related to commercial impaired loans were $1.1 million for the year ended December 31, 2011, while gross residential impaired loan charge-offs amounted to $1.4 million.

	Fair Value Measurements at December 31, 2010 Using:

	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(Dollars in thousands)

Other real estate owned	$7,416	-	-	7,416
Impaired Loans:
Commercial real estate	8,307	-	-	8,307

Other real estate owned, which is carried at fair value, approximates $7.4 million at December 31, 2010. A valuation charge of $2.6 million is included in earnings for the year ended December 31, 2010.

At December 31, 2010, impaired loans had a fair value of $8.3 million. Due to the sufficiency of charge-offs taken on these loans and the adequacy of the underlying collateral, there were no specific valuation allowances for these loans. Gross charge-offs related to impaired loans were $2.6 million for the year ended December 31, 2010.

In accordance with ASC 825, the carrying amounts and estimated fair values of financial instruments, at December 31, 2011 and 2010 are as follows:

	As of
(dollars in thousands)	December 31, 2011
	Carrying	Fair
	Value	Value
Financial assets:
Cash and cash equivalents	$532,943	532,943
Securities available for sale	917,722	917,722
Held to maturity securities	216,288	224,440
Loans	2,472,586	2,590,803
Accrued interest receivable	13,952	13,952
Financial liabilities:
Demand deposits	267,776	267,776
Interest bearing deposits	3,468,197	3,474,558
Short-term borrowings	147,563	147,563
Accrued interest payable	762	762

	As of
(dollars in thousands)	December 31, 2010
	Carrying	Fair
	Value	Value
Financial assets:
Cash and cash equivalents	$444,250	444,250
Securities available for sale	891,601	891,601
Held to maturity securities	191,712	200,206
Loans	2,313,354	2,372,880
Accrued interest receivable	13,178	13,178
Financial liabilities:
Demand deposits	251,091	251,091
Interest bearing deposits	3,302,996	3,305,586
Short-term borrowings	124,615	124,615
Accrued interest payable	1,073	1,073

The specific estimation methods and assumptions used can have a substantial impact on the resulting fair values of financial instruments. Following is a brief summary of the significant methods and assumptions used in estimating fair values:

Cash and Cash Equivalents

The carrying values of these financial instruments approximate fair values.

Securities

Securities available for sale and held to maturity are fair valued utilizing an independent pricing service. The pricing service uses a variety of techniques to arrive at fair value including market maker bids and quotes of significantly similar securities and pricing models. Inputs to the pricing models include recent trades, benchmark interest rates, spreads and actual and projected cash flows.

Loans

The fair values of all loans are estimated using discounted cash flow analyses with discount rates equal to the interest rates currently being offered for loans with similar terms to borrowers of similar credit quality.

Deposit Liabilities

The fair values disclosed for noninterest bearing deposits, interest bearing checking accounts, savings accounts, and money market accounts are, by definition, equal to the amount payable on demand at the balance sheet date. The carrying value of all variable rate certificates of deposit approximates fair value. The fair value of fixed rate certificates of deposit is estimated using discounted cash flow analyses with discount rates equal to the interest rates currently being offered on certificates of similar size and remaining maturity.

Short-Term Borrowings and Other Financial Instruments

The fair value of all short-term borrowings, and other financial instruments approximates the carrying value.

Financial Instruments with Off-Balance Sheet Risk

The Company is a party to financial instruments with off-balance sheet risk. Such financial instruments consist of commitments to extend financing and standby letters of credit. If the commitments are exercised by the prospective borrowers, these financial instruments will become interest earning assets of the Company. If the commitments expire, the Company retains any fees paid by the prospective borrower. The fair value of commitments is estimated based upon fees currently charged to enter into similar agreements, taking into consideration the remaining terms of the agreements and the present creditworthiness of the borrower. For fixed rate commitments, the fair value estimation takes into consideration an interest rate risk factor. The fair value of these off-balance sheet items approximates the recorded amounts of the related fees, which are considered to be immaterial.

The Company does not engage in activities involving interest rate swaps, forward placement contracts, or any other instruments commonly referred to as derivatives.

Regulatory Capital Requirements	12 Months Ended
Dec. 31, 2011
Regulatory Capital Requirements under Banking Regulations Disclosure [Abstract]
Regulatory Capital Requirements
(14) Regulatory Capital Requirements

During 2011, the Office of the Comptroller of the Currency (OCC) replaced the Office of Thrift Supervision (OTS) as the Bank's primary regulator.  However, as a thrift, the Bank continues to follow OTS capital regulations which require banks to maintain minimum levels of regulatory capital. Beginning in the first quarter of 2012, the Bank will be subject to the capital requirements of the OCC.  Under the regulations in effect at December 31, 2011 and 2010, Trustco Bank was required to maintain a minimum tangible capital of 1.5% of adjusted total assets, a minimum leverage ratio of core capital to adjusted total assets of 4.00% and a minimum ratio of total capital to risk weighted assets of 8.00%.

Federal banking regulations also establish a framework for the classification of banks into five categories: well capitalized, adequately capitalized, under capitalized, significantly under capitalized, and critically under capitalized. Generally, an institution is considered well capitalized if it has a leverage capital ratio of at least 5.0% (based on total adjusted quarterly average assets), a Tier 1 risk-based capital ratio of at least 6.0%, and a total risk-based capital ratio of at least 10.0%.

The foregoing capital ratios are based on specific quantitative measures of assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by the regulator about capital components, risk weighting and other factors.

As of December 31, 2011 and 2010, Trustco Bank met all capital adequacy requirements to which it was subject. Further, the most recent regulator notification categorized the Bank as a well-capitalized institution. There have been no conditions or events since that notification that management believes have changed the Bank's capital classification.

Under its prompt corrective action regulations, the regulator is required to take certain supervisory actions (and may take additional discretionary actions) with respect to an undercapitalized institution. Such actions could have a direct material effect on an institution's financial statements. As stated above, the Bank has been classified as well capitalized for regulatory purposes, and therefore, these regulations do not apply. The following is a summary of actual capital amounts and ratios as of December 31, 2011 and 2010, for Trustco Bank:

(dollars in thousands)			Well	Adequately
	Amount	Ratio	Capitalized*	Capitalized*

Tier 1 (core) capital	$335,759	7.90%	5.00%	4.00%
Tier 1 risk-based capital	335,759	15.75	6.00	4.00
Total risk-based capital	362,648	17.01	10.00	8.00

(dollars in thousands)			Well	Adequately
	Amount	Ratio	Capitalized*	Capitalized*

Tier 1 (core) capital	$250,093	6.31%	5.00%	4.00%
Tier 1 risk-based capital	250,093	12.17	6.00	4.00
Total risk-based capital	275,988	13.43	10.00	8.00

*Regulatory minimum requirements to be considered to be Well Capitalized and Adequately Capitalized

The following is a summary of actual capital amounts and ratios as of December 31, 2011 and 2010 for TrustCo on a consolidated basis:

(dollars in thousands)	As of December 31, 2011
	Amount	Ratio

Leverage capital	$340,456	8.14%
Tier 1 risk-based capital	340,456	15.97
Total risk-based capital	367,382	17.23

(dollars in thousands)	As of December 31, 2010
	Amount	Ratio

Leverage capital	$259,006	6.68%
Tier 1 risk-based capital	259,006	12.57
Total risk-based capital	284,959	13.83

Common stock offering	12 Months Ended
Dec. 31, 2011
Common stock offering [Abstract]
Common stock offering
(15) Common Stock Offering

On July 6, 2011, the Company completed a public offering of 15,640,000 shares of common stock, $1 par value per share.  The 15,640,000 shares included 2,040,000 additional shares of common stock as a result of the underwriters exercising their over-allotment option.  The common stock was sold at $4.60 per share. Net proceeds from the offering, after direct costs, were $67.6 million.

Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2011
Recent Accounting Pronouncements [Abstract]
Recent Accounting Pronouncements
(16) Recent Accounting Pronouncements

In May 2011, the FASB issued ASU 2011-04 “Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  ASU 2011-04  represents the converged guidance of the FASB and the International Accounting Standards Board on fair value measurement.  The Boards have concluded that the common requirements will result in greater comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRSs.  The amendments in ASU 2011-04 are to be applied prospectively.  For public entities, the amendments are effective for interim and annual periods beginning after December 15, 2011.  Early application by public entities is not permitted.  Management is currently evaluating the impact of ASU 2011-04 on the Company's fair value measurements and disclosures.

In June 2011, the FASB issued ASU 2011-05 “Comprehensive Income: Presentation of Comprehensive Income.”  The amendments in ASU 2011-05 allow an entity the option to present total comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity.  ASU 2011-05 should be applied retrospectively.  For public entities, the amendments are effective for and interim and annual periods beginning after December 15, 2011.  Early adoption is permitted.  Management is currently evaluating the impact of ASU 2011-05 on the Company's disclosures.

Parent Company Only	12 Months Ended
Dec. 31, 2011
Parent Company Only [Abstract]
Parent Company Only
(17) Parent Company Only

The following statements pertain to TrustCo Bank Corp NY (Parent Company):

Statements of Income

(dollars in thousands)		Years Ended December 31,
Income:	2011	2010	2009

Dividends and interest from subsidiaries	$19,635	14,128	13,771
Net gain on sales of securities	45	-	-
Income from other investments	1	3	1
Total income	19,681	14,131	13,772
Expense:
Operating supplies	86	81	66
Professional services	362	599	366
Miscellaneous expense	555	329	417
Total expense	1,003	1,009	849
Income before income taxes and subsidiaries'undistributed earnings	18,678	13,122	12,923
Income tax benefit	(174)	(343)	(228)
Income before subsidiaries'undistributed earnings	18,852	13,465	13,151
Equity in undistributed earnings of subsidiaries	14,235	15,856	14,969
Net income	$33,087	29,321	28,120

Statements of Condition
(dollars in thousands)	December 31,
Assets:	2011	2010
Cash in subsidiary bank	$10,663	9,339
Investments in subsidiaries	333,822	246,502
Securities available for sale	10	317
Other assets	269	30
Total assets	344,764	256,188
Liabilities and shareholders' equity:
Accrued expenses and other liabilities	6,248	748
Total liabilities	6,248	748
Shareholders' equity	338,516	255,440
Total liabilities and shareholders'equity	$344,764	256,188

Statements of Cash Flows

(dollars in thousands)		Years Ended December 31,
	2011	2010	2009

Increase/(decrease) in cash and cash equivalents:
Cash flows from operating activities:
Net income	$33,087	29,321	28,120
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(14,235)	(15,856)	(14,969)
Stock based compensation expense	287	176	214
Net gain on sales of securities	(45)	-	-
Net change in other assets and accrued expenses	(232)	(310)	(209)
Total adjustments	(14,225)	(15,990)	(14,964)
Net cash provided by operating activities	18,862	13,331	13,156
Cash flows from investing activities:
Proceeds from sale of securities available for sale	372	-	-
Investment in bank subsidiary	(67,000)	-	-
Purchases of securities available for sale	(68)	-	-
Net cash provided by investing activities	(66,696)	-	-
Cash flows from financing activities:
Dividends paid	(21,320)	(19,447)	(26,313)
Net proceeds from common stock offering	67,578	-	-
Proceeds from sales of treasury stock	2,900	2,833	3,909

Net cash used in financing activities	49,158	(16,614)	(22,404)

Net (decrease) increase in cash and cash equivalents	1,324	(3,283)	(9,248)

Cash and cash equivalents at beginning of year	9,339	12,622	21,870

Cash and cash equivalents at end of year	$10,663	9,339	12,622